Thrivent Small Cap Value ETF Average Annual Total Returns		12 Months Ended	39 Months Ended	45 Months Ended	60 Months Ended	70 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	20.85%	12.53%	13.15%	16.53%
Russell 2000® Value Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		12.60%		5.49%
S&P SmallCap® 600 Value Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.70%		4.80%
None
Prospectus [Line Items]
Average Annual Return, Percent		4.32%		7.02%
Performance Inception Date	Mar. 31, 2022
None | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.23%		5.21%
None | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.48%		5.37%